Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

The following section has been prepared in accordance with pay versus performance rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”). Under these rules, the SEC has developed a definition of pay, referred to as Compensation Actually Paid (“CAP”). We are required to calculate CAP for our Named Executive Officers and then compare it with certain Company performance measures. Stockholders should refer to our compensation philosophy discussion and analysis in this Proxy Statement for a complete description of how executive compensation relates to Company performance measures and how the Compensation Committee makes it decisions related thereto. The Compensation Committee did not consider this SEC-required pay versus performance analysis and disclosure below in making its pay decisions for any of the years shown.

Pay Versus Performance Table

The following table shows the past three fiscal years’ total compensation for our Named Executive Officers as set forth in the Summary Compensation Table (“SCT”), the CAP to our Named Executive Officers (as determined pursuant to SEC rules), our total stockholder return (“TSR”), and our net loss. We are a “smaller reporting company,” as defined in Rule 12b-2 under the Exchange Act, and have elected to provide in this Proxy Statement certain scaled disclosures permitted under the Exchange Act for smaller reporting companies.

SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a valuation calculated under applicable SEC rules. The methodology for calculating CAP as required by Item 402(v) of Regulation S-K takes into account, among others, changes in share price and its impact on the fair value of equity awards.

Year	SCT Total for PEO 1(1)	SCT Total for PEO 2(2)	CAP to PEO 1(3)	CAP to PEO 2(3)	CAP to PEO 3(3)	Average SCT Total for Non-PEO NEOs(4)	Average CAP to Non-PEO NEOs(5)	Value of initial fixed $100 investment based on TSR(6)	Net Income (Loss) ($000)

2024	$789,583	$-	$789,583	$-	$393,750	$1,221,596	$1,221,596	$46.03	$(25,126)
2023	$500,000	$-	$(150,000)	$-	$-	$857,770	$900,770	$18.85	$(30,150)
2022	$799,871	$651,226	$1,343,871	$525,226	$873,696	$622,128	$486,159	$19.59	$(39,754)

(1)

Represents to total compensation reported for Stephen Willard and Jonathan Javitt, respectively. Mr. Willard served as our Chief Executive Officer between July 11, 2022 and October 7, 2024. Dr. Javitt served as our Interim Chief Executive Officer between October 7, 2024 and December 31, 2024.

(2)

Represents to total compensation reported for Robert Besthof. Mr. Besthof served as our Interim Chief Executive Officer from March 8, 2022 until July 11, 2022. Prior to such date, Mr. Besthof served as Head of Operations and Chief Commercial Officer. Following Mr. Willard’s appointment as Chief Executive Officer on July 12, 2022, Mr. Besthof resumed his role as Head of Operations and Chief Commercial Officer. Mr. Besthof resigned as Head of Operations and Chief Commercial Officer on February 16, 2023, effective as of April 30, 2023.

(3)

The dollar amounts reported represent the amount of CAP as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for each PEO during the applicable year, but also include the year-end value of equity awards granted during the reported year. See Table below for further information.

(4)

The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs (“NON-PEO NEOs”). For fiscal year 2024, our NON-PEO NEOS were Jonathan Javitt, Stephen H. Willard, Richard Narido, Michael Abrams, and Matthew Duffy . For fiscal year 2023, our NON-PEO NEOS was Richard Narido. For fiscal year 2022, our NON-PEO NEOS were Seth Van Voorhees, Riccardo Panicucci, Ira Strassberg, and Alessandra Daigneault. For fiscal year 2021, our NON-PEO NEO was Ms. Daigneault.

(5)

The dollar amounts reported represent the average amount of CAP, as computed in accordance with SEC rules, for our NEOs, other than our PEOs. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs, in the SCT for fiscal years 2024, 2023, and 2022, but also include the year-end value of equity awards granted during the reported year. See Table below for further information.

(6)

Assumes an investment of $100 for the period starting on December 31, 2021 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $4.78 on December 31, 2021; (iii) $1.11 on December 30, 2022; (iii) $4.60 on December 31, 2023 and (iv) $2.20 on December 31, 2024.

Adjustment To PEO Compensation, Footnote

The table below summarizes the adjustments to the total amount reported in the SCT for PEO 1 in calculating CAP:

Year	SCT Total for PEO 1	Reported Value of Equity Awards for PEO 1(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	CAP to PEO 1
2024	$789,583	-	$-	$-	$-	$-	$789,583
2023	$500,000	-	$-	$(433,329)	$-	$(216,671)	$(150,000)

(1)	Represents the grant date fair value of the equity awards to PEO 1, as reported in the SCT.

The table below summarizes the adjustments to the total amount reported in the SCT for PEO 2 in calculating CAP:

Year	SCT Total for PEO 2	Reported Value of Equity Awards for PEO 2(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	CAP to PEO 2
2024	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-
2022	$651,226	$(195,000)	$69,000	-	-	-	$525,226

(1)	Represents the grant date fair value of the equity awards to PEO 2, as reported in the SCT.

Non-PEO NEO Average Total Compensation Amount		$ 1,221,596	$ 857,770	$ 622,128
Non-PEO NEO Average Compensation Actually Paid Amount		1,221,596	900,770	486,159
Adjustment to Non-PEO NEO Compensation Footnote

The table below summarizes the adjustments to the average of the total amount reported in the SCT for our NEOs other than our PEOs in calculating CAP:

Year	Average SCT Total for Non-PEO NEOs	Average Reported Value of Equity Awards for Non-PEO NEOs(1)	Average Fair Value as of Year End for Unvested Awards Granted During the Year	Average Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Average Fair Value of Awards Granted and Vested During the Year	Average Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Average CAP to Non- PEO NEOs
2024	$1,221,596	-	-	-	-	-	$1,221,596
2023	$857,770	-	$43,000	-	-	-	$900,770
2022	$622,128	$(283,938)	$147,969	-	-	-	$486,159

(1)	Represents the grant date fair value of the equity awards to our NEOs other than our PEOs, as reported in the SCT.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

Historically we have not used financial performance measures such as TSR to align with compensation actually paid to our NEO’s. In 2022, as described in more detail above, part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses and equity awards that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals. In 2023, our non-PEO NEOs consisted only of our Chief Financial Officer where payments included cash and option awards. In 2024, our non-PEO NEOs consisted of our Chief Financial Officers and Chief Business Officer where payments included cash and option awards.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Analysis of the Information Presented in the Pay versus Performance Table

Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between CAP to our PEO, the average CAP to our Non-PEO Named Executive Officers, and our net Income (loss) during the two most recently completed fiscal years.

PEO

From 2023 to 2024, compensation actually paid to the PEO increased by $0.29 million or 58%. Over the same period, the Company’s Total Stockholder Loss decreased by 17%. Key factors that drove the increase in pay during this period was the change of the Chief Executive Officer.

Other NEOs

From 2023 to 2024, compensation paid to the other NEOs increased by $0.8 million or 171%. Over the same period, the Company’s Total Stockholder Loss decreased by 17%. Key factors that drove the increase in pay during this period were the addition of new officers in fiscal year 2024.

Compensation Actually Paid and Net Income

Our Company has not historically looked to net income as a performance measure for our executive compensation program. In fiscal 2024, our net loss decreased $5.0 million, or 17%, as compared to fiscal 2023, and the compensation actually paid for our PEO and non-PEO NEOs also increased between 2024 and 2024 through a combination of time in the role due to changing of personnel.

Total Shareholder Return Amount		46.03	18.85	19.59
Net Income (Loss)		(25,126,000)	(30,150,000)	(39,754,000)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(283,938)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	43,000	147,969
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Mr. Willard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		789,583	500,000	799,871
PEO Actually Paid Compensation Amount		789,583	(150,000)	1,343,871
Mr. Besthof [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0	651,226
PEO Actually Paid Compensation Amount		393,750	0	873,696
Dr. Javitt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0	651,226
PEO Actually Paid Compensation Amount		0	0	525,226
PEO | Mr. Willard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Willard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Willard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(433,329)
PEO | Mr. Willard [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Willard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(216,671)
PEO | Dr. Javitt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(195,000)
PEO | Dr. Javitt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	69,000
PEO | Dr. Javitt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Dr. Javitt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Dr. Javitt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0